Share-based compensation	12 Months Ended
Dec. 31, 2018
Share-Based Payment Arrangements [Abstract]
Share-based compensation
Share-based compensation
FCA - Performance Share Units
During the year ended December 31, 2018, FCA awarded a total of 2.40 million Performance Share Units (“PSU”) to certain key employees under the framework equity incentive plan, as described in (Note 26, Equity). The PSU awards, which represent the right to receive FCA common shares, include a total shareholder return (“TSR”) target. These awards (“2018 PSU TSR awards”) will vest based upon market conditions covering a five -year performance period from January 2017 through December 2021. Accordingly, the total number of shares that will eventually be issued may vary from the original award of 2.40 million units. One third of the total PSU TSR awards will vest in the first quarter of 2020, a cumulative two-thirds in the first quarter of 2021 and a cumulative 100 percent in the first quarter of 2022 if the respective performance goals for the years 2017 to 2019, 2017 to 2020 and 2017 to 2021 are achieved. In addition, during the year ended December 31, 2018, FCA awarded an additional 0.1 million PSU awards to certain key employees, which were granted with the same terms as those granted in 2015, as described below. These awards will vest in the first quarter of 2019.
During the year ended December 31, 2017, FCA awarded a total of 2.26 million PSUs to certain key employees under the framework equity incentive plan. The PSU awards, which represent the right to receive FCA common shares, have financial performance goals that include a net income target as well as total shareholder return target, with each weighted at 50 percent and settled independently of the other. Half of the award will vest based on our achievement of the targets for net income (“2017 PSU NI awards”) covering a three-year period from 2016 to 2018 and will have a payout scale ranging from 0 percent to 100 percent. The remaining half of the PSU awards, (“2017 PSU TSR awards”) are based on market conditions and have a payout scale ranging from 0 percent to 150 percent. The PSU TSR awards performance period covers a two-year period starting in December 2016 through 2018. Accordingly, the total number of shares that will eventually be issued may vary from the original award of 2.26 million units. The PSU awards will vest in the first quarter of 2019 with the achievement of the performance goals for the years 2016 to 2018.
During the year ended December 31, 2015, FCA awarded a total of 14.71 million PSU awards to certain key employees under the equity incentive plan. The PSU awards, which represent the right to receive FCA common shares, have financial performance goals covering a five-year period from 2014 to 2018. The performance goals include a net income target as well as a TSR target, with each weighted at 50 percent and settled independently of the other. Half of the awards will vest based on our achievement of the targets for net income and will have a payout scale ranging from 0 percent to 100 percent (“2015 PSU NI awards”). T|he remaining half of the awards are based on market conditions and have a payout scale ranging from 0 percent to 150 percent (“2015 PSU TSR awards”). Accordingly, the total number of shares that will eventually be issued may vary from the original award of 14.71 million shares. One third of the total PSU awards vested in 2017 and a cumulative two-thirds of the total PSU awards have vested in the first quarter of 2018 with the achievement of the performance goal for the years 2014 to 2017. A cumulative 100 percent will vest in the first quarter of 2019 with the achievement of the performance goals for the years 2014 to 2018.
The vesting of the 2017 PSU NI awards and the 2015 PSU NI awards will be determined by comparing the Group's net profit excluding unusual items to the net income targets derived from the Group's business plan for the corresponding period. The performance period for the 2017 PSU NI awards commenced on January 1, 2016, and on January 1, 2014 for the 2015 PSU NI awards. As the performance period commenced substantially prior to the commencement of the service period, which coincides with the grant date, the Company determined that the net income target did not meet the definition of a performance condition under IFRS 2 - Share-based Payment, and therefore is required to be accounted for as a non-vesting condition. As such, the fair values of the PSU NI awards were calculated using a Monte Carlo simulation model.
Changes during 2018, 2017 and 2016 for the PSU NI awards under the framework equity incentive plan were as follows:

	2018		2017		2016
	PSU NI	Weighted average fair value at the grant date (€)	PSU NI	Weighted average fair value at the grant date (€)	PSU NI	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	8,803,826	€5.89	11,379,445	€5.65	7,356,550	€8.78
Anti-dilution adjustment	32,855	5.87	65,751	5.62	4,001,962	5.68
Granted	71,136	9.73	1,136,250	7.91	168,593	3.61
Vested	(3,857,502)	5.58	(3,758,870)	5.65	—	—
Canceled	—	—	—	—	(147,660)	5.83
Forfeited	(481,485)	6.27	(18,750)	7.91	—	—
Outstanding shares unvested at December 31	4,568,830	€6.14	8,803,826	€5.89	11,379,445	€5.65

The key assumptions utilized to calculate the grant-date fair values for the PSU NI awards are summarized below:

Key assumptions	2017 PSU NI Awards Range	2015 PSU NI Awards Range
Grant date stock price	€9.74 - €10.39	€13.44 - €15.21
Expected volatility	40%	40%
Risk-free rate	(0.8)%	0.7%

The expected volatility was based on the observed historical volatility for common shares of FCA. The risk-free rate was based on the yields of government and treasury bonds with similar terms to the vesting date of each PSU NI award.
Changes during 2018, 2017 and 2016 for the PSU TSR awards under the framework equity incentive plan were as follows:

	2018		2017		2016
	PSU TSR	Weighted average fair value at the grant date (€)	PSU TSR	Weighted average fair value at the grant date (€)	PSU TSR	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	8,803,827	€10.58	11,379,446	€10.64	7,356,550	€16.52
Anti-dilution adjustment	32,855	10.54	65,750	10.58	4,001,962	10.70
Granted	2,473,637	13.15	1,136,250	10.84	168,593	6.71
Vested	(3,857,502)	10.51	(3,758,869)	10.63	—	—
Canceled	—	—	—	—	(147,659)	10.84
Forfeited	(526,404)	11.50	(18,750)	10.84	—	—
Outstanding shares unvested at December 31	6,926,413	€11.42	8,803,827	€10.58	11,379,446	€10.64

The weighted average fair value of the PSU TSR awards granted during the years ended December 31, 2018, 2017 and 2015 was calculated using a Monte Carlo simulation model. The key assumptions utilized to calculate the grant date fair values for the PSU TSR awards issued are summarized below:

Key assumptions	2018 PSU TSR Awards Range	2017 PSU TSR Awards Range	2015 PSU TSR Awards Range
Grant date stock price	€18.79	€9.74 - €10.39	€13.44 - €15.21
Expected volatility	41%	44%	37% - 39%
Dividend yield	—%	—%	—%
Risk-free rate	(0.3)%	(0.8)%	0.7% - 0.8%

The expected volatility was based on the observed historical volatility for common shares of FCA. The risk-free rate was based on the yields of government and treasury bonds with similar terms to the vesting date of each PSU TSR award. In addition, since the volatility of each member of the defined peer group are not wholly independent of one another, a correlation coefficient was developed based on historical share price changes for FCA and the defined peer group over a three-year period leading up to the grant date of the awards.
FCA - Restricted Share Units
During the year ended December 31, 2018, FCA awarded 0.58 million Restricted Share Units (“RSUs”) to certain key employees of the Company, which represent the right to receive FCA common shares. These shares will vest in three equal tranches in 2019, 2020 and 2021. The fair values of the awards were measured using the FCA stock price on the grant date. In addition, during the year ended December 31, 2018, FCA awarded 0.05 million RSUs to certain key employees of the Company, which represent the right to receive FCA common shares. These additional awards will vest in the first quarter of 2019.
During the year ended December 31, 2017, FCA awarded 2.29 million RSUs to certain key employees of the Company which represent the right to receive FCA common shares. Half of the awards vested in the first quarter of 2018 with the remaining tranche to vest in the first quarter of 2019. The fair values of the awards were measured using the FCA stock price on the grant date.
During the year ended December 31, 2016, FCA awarded 0.09 million RSUs to certain key employees of the Company, which represent the right to receive FCA common shares. Half of the awards vested in the first quarter of 2018 with the remaining tranche to vest in the first quarter of 2019. The fair values of the awards were measured using the FCA stock price on the grant date.
During the year ended December 31, 2015, FCA awarded 5.20 million RSUs to certain key employees of the Company, which represent the right to receive FCA common shares. One third of the awards vested in the first quarter of 2017, and a cumulative two-thirds of the awards vested in the first quarter 2018 with the remaining tranche to vest in the first quarter of 2019. The fair values of the awards were measured using the FCA stock price on the grant date.
Changes during 2018, 2017 and 2016 for the RSU awards under the framework equity incentive plan were as follows:

	2018		2017		2016
	RSUs	Weighted average fair value at the grant date (€)	RSUs	Weighted average fair value at the grant date (€)	RSUs	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	7,600,313	€9.17	7,969,623	€8.69	5,196,550	€13.49
Anti-dilution adjustment	28,299	9.12	46,189	8.64	2,826,922	8.74
Granted	627,081	18.54	2,293,940	10.43	94,222	5.73
Vested	(3,690,050)	9.09	(2,671,939)	8.64	—	—
Canceled	—	—	—	—	(148,071)	9.25
Forfeited	(274,657)	10.28	(37,500)	10.39	—	—
Outstanding shares unvested at December 31	4,290,986	€10.47	7,600,313	€9.17	7,969,623	€8.69

Anti-dilution adjustments - PSU awards and RSU awards
The documents governing FCA's long-term incentive plans contain anti-dilution provisions which provide for an adjustment to the number of awards granted under the plans in order to preserve, or alternatively prevent the enlargement of, the benefits intended to be made available to the recipients of the awards should an event occur that impacts our capital structure.
In January 2018, as a result of the distribution of the Company's entire interest in GEDI Gruppo Editoriale S.p.A. to holders of FCA common shares on July 2, 2017, the Compensation Committee of FCA approved a conversion factor of 1.003733 that was applied to outstanding awards under the Long Term Incentive Plan to make equity award holders whole for the resulting diminution in the value of an FCA common share. There was no change to the total cost of these awards to be amortized over the remaining vesting period as a result of these adjustments.
Similarly, in January 2017, as a result of the distribution of the Company's 16.7 percent ownership interest in RCS Media Group S.p.A. to holders of its common shares on May 1, 2016, the Compensation Committee of FCA approved a conversion factor of 1.005865 that was applied to outstanding PSU awards and RSU awards issued prior to December 31, 2016 to make equity award holders whole for the resulting diminution in the value of an FCA common share. There was no change to the total cost of these awards to be amortized over the remaining vesting period as a result of these adjustments.
Similarly, in January 2016, as a result of the spin-off of Ferrari N.V., a conversion factor of 1.5440 was approved by FCA's Compensation Committee and applied to outstanding PSU awards and RSU awards as an equitable adjustment to make equity award holders whole for the resulting diminution in the value of an FCA share. For the PSU NI awards, FCA's Compensation Committee also approved an adjustment to the net income targets for the years 2016-2018 to account for the net income of Ferrari in order to preserve the economic benefit intended to be provided to each participant. There was no change to the total cost of these awards to be amortized over the remaining vesting period as a result of these adjustments.
The following table reflects the changes resulting from the anti-dilution adjustments:

	2018 Anti-dilution adjustment	2017 Anti-dilution adjustment	2016 Anti-dilution adjustment
PSU Awards:
Number of awards - as adjusted	17,673,363	22,890,392	22,717,024
Key assumptions - as adjusted: Grant date stock price - for PSU NI and PSU TSR	€5.71 - €10.35	€8.66 - €9.79	€8.71 - €9.85
RSU Awards:
Number of awards - as adjusted	7,628,612	8,015,812	8,023,472

Total expense for the PSU awards and RSU awards of approximately €54 million, €85 million and €96 million was recorded for the years ended December 31, 2018, 2017 and 2016, respectively. At December 31, 2018, the Group had unrecognized compensation expense related to the non-vested PSU awards and RSU awards of approximately €28 million based on current forfeiture assumptions, which will be recognized over a weighted-average period of 1.8 years.